STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCKHOLDERS' EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

Authorized Common Shares

At the Company’s annual meeting of stockholders held September 28, 2016, the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Articles of Incorporation to increase the number of authorized shares of the Company’s common stock from 400,000,000 to 500,000,000 shares. The change in the authorized number of shares of common stock was effected pursuant to an Certificate of Amendment (the “Certificate of Amendment”) filed with the Secretary of State of the State of Nevada on October 4, 2016 and was effective as of such date.

Preferred Stock Issuances

During the three months ended December 31, 2016, the Company did not issue any shares of preferred stock.

Common Stock Issuances

During the three months ended December 31, 2016, the Company:

(i)
Issued 1,768,293 shares of restricted common stock and 1,768,293 shares of S-8 common stock for accrued compensation payable to an officer valued at $199,110 on the date of issuances and recorded a loss on debt extinguishment of $54,110;

(ii)	Issued 2,000,000 shares of S-8 common stock for accrued legal services at a market value of $150,000 and recorded a loss on debt extinguishment of $68,000;

(iii)
Issued 5,000,000 shares of S-8 common stock to our contract miners at a market value of $327,000, including payment of $79,085 for accrued mining cost and services, payment of $3,784 for inventory, payment of $8,515 for lab equipment and an advance of $235,616 for pilot plant equipment costs;

(iv)	Issued 7,182,868 shares of common stock under the 2016 Purchase Agreement with River North for aggregate cash proceeds of $324,723.

Options

During the three months ended December 31 2016 the Company did not grant any options.

Warrants

During three months ended December 31, 2016, the Company did not issue any warrants.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of its warrant and option awards. No estimates were required during the current quarter.

Stock option activity, both within and outside the 2015 Plan, and warrant activity for the three months ended December 31, 2016, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2016	11,137,500	$0.265	5,332,773	$0.071
Granted	—		—
Canceled	—		—
Expired	—		—
Exercised	—		—

Outstanding at December 31, 2016	11,137,500	0.265	5,332,773	0.071

Exercisable at December 31, 2016	11,137,500	0.265	5,332,773	0.071

The range of exercise prices and remaining weighted average life of the options outstanding at December 31, 2016 were $0.042 to $1.02 and 4.62 years, respectively. The aggregate intrinsic value of the outstanding options at December 31, 2016 was $4,550.

The range of exercise prices and remaining weighted average life of the warrants outstanding at December 31, 2016 were $0.051 to $0.17 and 1.65 years, respectively. The aggregate intrinsic value of the outstanding warrants at December 31, 2016 was $1,933.

The Company maintains its 2015 Equity Incentive Plan, as amended (the “2015 Plan”), pursuant to which the Company has reserved and registered 75,000,000 shares for stock and option grants. As of December 31, 2016, there were 22,768,268 shares available for grant under the 2015 Plan, excluding the 11,137,500 options outstanding.

NOTE 12 – STOCKHOLDERS’ EQUITY

Authorized Common Shares

At the Company’s annual meeting of stockholders held September 28, 2016, the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Articles of Incorporation to increase the number of authorized shares of the Company’s common stock from 400,000,000 to 500,000,000 shares. The change in the authorized number of shares of common stock was effected pursuant to an Certificate of Amendment (the “Certificate of Amendment”) filed with the Secretary of State of the State of Nevada on October 4, 2016 and was effective as of such date.

Series B Preferred Stock

Pursuant to resolutions adopted by the Board, on August 1, 2014, the Company filed a Certificate of Designation (the “Certificate of Designation”) with the Nevada Secretary of State creating a series of Preferred Stock by and designating fifty-one (51) shares of previously undesignated preferred stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”).

Liquidation. The Series B Preferred Stock, with respect to rights on liquidation, dissolution and winding-up of the Corporation, ranks on parity with each other class or series of capital stock of the Company the terms of which do not expressly provide that such class or series shall rank senior or junior to the Series B Preferred Stock. Except for distributions in the event of a liquidation, dissolution or winding-up of the Company (whether voluntary or involuntary), or a merger or consolidation by the Corporation with another corporation or other entity (in each case, other than where the Company is the surviving entity) (a “Liquidation”), holders of Series B Preferred Stock are not be entitled to receive dividends on the Series B Preferred Stock. In the event of a Liquidation, the holders of Series B Preferred Stock are be entitled to receive out of the assets of the Company, an amount equal to the $1.00 per share of Series B Preferred Stock (subject to adjustment), after any distribution or payment with respect to such Liquidation is made to the holders of any senior securities and prior to any distribution or payment with respect to such Liquidation shall be made to the holders of any junior securities.

Voting Rights. Solely with respect to matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent and relate to Company capitalization (including, without limitation, increasing and/or decreasing the number of authorized shares of common stock and/or preferred stock, and implementing forward and/or reverse stock splits) and changes in the Company’s name, the holders of the outstanding shares of Series B Preferred Stock vote together with the holders of common stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Company’s articles of incorporation or bylaws. The holders of the outstanding shares of Series B Preferred Stock do not otherwise have the right to vote on matters brought before the Company’s stockholders. In matters on which holders of shares of Series B Preferred Stock are entitled to vote, each share of the Series B Preferred Stock has voting rights equal to (x) (i) 0.019607 multiplied by the total of (A) the issued and outstanding shares of Common Stock eligible to vote at the time of the respective vote, plus (B) the number of votes which all other series or classes of securities other than this Series B Preferred Stock are entitled to cast together with the holders of the Company’s common stock at the time of the relevant vote (the amount determined by this clause (i), the “Numerator”), divided by (ii) 0.49, minus (y) the Numerator.

Conversion. Shares of Series B Preferred Stock may, at the option of the holder, be converted into one share of common stock (subject to adjustment, the “Conversion Ratio”). In the event of any Transfer (as defined in the Certificate of Designation) of any share of Series B Preferred Stock, such share will automatically convert into common stock based upon the Conversion Ratio applicable at the time of such Transfer. If, at any time while any shares of Series B Preferred Stock remain outstanding, the Company effectuates a stock split or reverse stock split of its common stock or issues a dividend on its common stock consisting of shares of common stock, the Conversion Ratio and any other amounts calculated as contemplated by the Certificate of Designation shall be equitably adjusted to reflect such action.

Equity Purchase Agreement – July 20, 2014

On July 30, 2014, we entered into a new Equity Purchase Agreement (the “2014 Agreement”) with Southridge, pursuant to which the Company may from time to time, in its discretion, sell newly-issued shares of its common stock to Southridge for aggregate gross proceeds of up to $1,900,000. Southridge will have no obligation to purchase shares under the 2014 Agreement to the extent that such purchase would cause Southridge to own more than 9.99% of the Company’s common stock. Unless terminated earlier, the purchase commitment of Southridge will automatically terminate on the earlier of July 30, 2016, or the date on which aggregate purchases by Southridge under the 2014 Agreement total $1,900,000. The Company has no obligation to sell any shares under the 2014 Agreement.

As provided in the 2014 Agreement, the Company may require Southridge to purchase shares of our common stock from time to time by delivering a put notice to Southridge specifying the total purchase price for the shares to be purchased (the “Investment Amount”). The Company may determine the Investment Amount, provided that such amount may not be more than the lesser of (a) $500,000, or (b) 250% of the average daily trading dollar volume of the Company’s common stock for the 20 trading days preceeding the date on which the Company delivers the applicable put notice. For this purpose, the trading dollar volume for each day is determined by multiplying the closing bid price of the Company’s common stock on the Over-the-Counter Bulletin Board (or such other principal market on which the Company’s stock trades) on such date by the trading volume of the Company’s common stock on the Over-the-Counter Bulletin Board (or such other principal market on which the Company’s stock trades) on such date. The number of shares issuable in connection with each put notice will be computed by dividing the applicable Investment Amount by the purchase price for such common stock.

The offering of shares under the 2014 Agreement has been made pursuant to a registration statement on Form S-3 (Registration Statement No. 333-193208) previously filed by the Company with the Securities and Exchange Commission, and prospectus supplements thereto. The benefits and representations and warranties set forth in the 2014 Agreement are not intended to and do not constitute continuing representations and warranties of the Company or any other party to persons not a party thereto, including without limitation, any future or other investor.

As of September 30, 2015, we have sold shares of common stock to Southridge under 2014 Agreements for aggregate proceeds of $300,000. However, because the Company’s public float was less than $75 million upon the December 29, 2014 filing of its Annual Report on Form 10-K, the Company is no longer eligible to utilize Form S-3 registration statements on a primary basis.

Equity Purchase Agreement – March 16, 2016 Purchase Agreement and Registration Rights Agreement; December 9, 2016 Amendment

On March 16, 2016, we entered into a Purchase Agreement with River North, which was subsequently amended on December 9, 2016 by Amendment No. 1 thereto (the “Amendment”). Pursuant to the Purchase Agreement we may from time to time, in our discretion, sell shares of our common stock to River North for aggregate gross proceeds of up to $5,000,000. Unless terminated earlier, River North’s purchase commitment will automatically terminate on the earlier of the date on which River North shall have purchased Company shares pursuant to the Purchase Agreement for an aggregate purchase price of $5,000,000 or March 16, 2018. We have no obligation to sell any shares under the Purchase Agreement.

As provided in the Purchase Agreement, the Company may require River North to purchase shares of common stock from time to time by delivering a put notice to River North specifying the total purchase price for the shares to be purchased (the “Investment Amount”); provided there must be a minimum of 10 trading days between deliveries of each put notice. The minimum trading days between deliveries of put notices may be adjusted downward at the discretion of River North from time to time. Currently the minimum time between the put notices is five (5) days. This arrangement is also sometimes referred to herein as the “Equity Line.” We may determine the Investment Amount, provided that such amount may not be more than the average daily trading volume in dollar amount for the Company’s common stock during the 10 trading days preceding the date on which the Company delivers the applicable put notice. Additionally, such amount may not be lower than $5,000 or higher than $150,000 without prior approval of River North. The number of shares issuable in connection with each put notice will be computed by dividing the applicable Investment Amount by the purchase price for such common stock. River North will have no obligation to purchase shares under the Purchase Agreement to the extent that such purchase would cause River North to own more than 9.99% of the Company’s common stock.

Prior to the Amendment, for each share of our common stock purchased under the Purchase Agreement, River North paid a purchase price equal to 85% of the Market Price, which was defined as the average of the two lowest closing bid prices on the OTCQB Marketplace, as reported by Bloomberg Finance L.P., during the five consecutive Trading Days including and immediately prior to the date on which the applicable put notice is delivered to River North (the “Pricing Period”). If, at the time of a sale, we were not deposit/withdrawal at custodian (“DWAC”) eligible, or if we were under Depository Trust Company (“DTC”) “chill” status, an additional 5.0% and 10% discount to the Market Price, respectively, applied.

On December 9, 2016, the Company and River North entered into the Amendment in order to amend the formula pursuant to which the purchase price for the Company’s shares is calculated and to make certain other amendments to the terms of the Purchase Agreement. As amended, the Pricing Period now includes the five consecutive trading days including and immediately prior to the settlement date of the sale, which in most circumstances will be the trading day immediately following the date that a put notice is delivered to River North (a “Put Date”). In addition, the Amendment provides that if either (i) the closing bid price the common stock is less than $0.10 per share on the Put Date, or (ii) the average daily trading volume in dollar amount for the common stock during the ten trading days including and immediately preceding a Put Date is less than $50,000, then an additional 10% discount to the Market Price will be taken when calculating the purchase price for the shares. The prior discounts for DWAC ineligibility and DTC chill status remain.

River North’s obligation to purchase shares under the Purchase Agreement is subject to customary closing conditions, including without limitation a requirement that a registration statement remain effective registering the resale by River North of the shares to be issued pursuant to the Purchase Agreement as contemplated by the Registration Rights Agreement described below. The Purchase Agreement contains covenants, representations and warranties of the Company and River North that are typical for transactions of this type. In addition, the Company and River North have granted each other customary indemnification rights in connection with the Purchase Agreement. The Purchase Agreement may be terminated by the Company at any time. The Purchase Agreement is not transferable and any benefits attached thereto may not be assigned.

The foregoing description of the Purchase Agreement (including the Amendment) does not purport to be complete and is subject to and qualified in its entirety by reference to the Purchase Agreement itself (including the Amendment).

During the fiscal year ended September 30, 2016, we issued a total of 13,072,636 shares of common stock to River North under the Purchase Agreement for aggregate proceeds of $871,679.

Also on March 16, 2016, in connection with the Purchase Agreement, we entered into a Registration Rights Agreement with River North requiring the Company to prepare and file, within 45 days of the effective date of the Registration Rights Agreement, a registration statement registering the resale by River North of the shares to be issued under the Purchase Agreement, and to use commercially reasonable efforts to cause such registration statement to become effective, and to keep such registration statement effective until (i) three months after the last closing of a sale of shares under the Purchase Agreement, (ii) the date when River North may sell all the shares under Rule 144 without volume limitations, or (iii) the date on which River North no longer owns any of the shares. On April 11, 2016, we filed a Registration Statement on Form S-1 (SEC File No. 333-210686) with the SEC registering the resale of up to 25,000,000 shares of the Company’s common stock that may be issued and sold to River North pursuant to the Purchase Agreement. Such Registration Statement was declared effective by the SEC on April 20, 2016.

As partial consideration for the above-mentioned agreements, on March 16, 2016, we issued to River North a “commitment” convertible promissory note (the “Commitment Note”) in the principal amount of $35,000. The Commitment Note accrued interest at a rate of 10% per annum and was scheduled to mature on March 16, 2017. Upon the registration statement contemplated by the Registration Rights Agreement being declared effective, $10,000 of the principle balance of the Commitment Note and accrued interest thereon was extinguished and deemed to have been repaid.

After 180 days following the date of the Commitment Note, or earlier upon the occurrence of an event of default that remains uncured, the Commitment Note may be converted into shares of the Company’s common stock at the election of River North at a conversion price per share equal 60% of the Current Market Price, which is defined as the lowest closing bid price for the common stock as reported by Bloomberg, LP for the 10 trading days ending on the trading day immediately before the conversion. The loan principal and accrued interest were paid in full prior to the note conversion date.

On March 16, 2016, we entered into a Securities Purchase Agreement with River North pursuant to which the Company issued a convertible promissory note (the “Bridge Note”) to River North, in the original principal amount of $90,000, in consideration of the payment by River North of a purchase price equal to $73,800, with $9,000 retained by River North as original issue discount and $7,200 for related legal and due diligence costs and these costs were recorded as discount to the note. The Company issued the Bridge Note on March 16, 2016. The Bridge Note accrues interest at a rate of 10% per annum and matures on March 16, 2017.The Bridge Note provides for conversion rights and events of default on substantially the same terms and conditions as the Commitment Note; provided however that an event of default under the Bridge Note will also be triggered if the Company fails to use at least 15% of the proceeds from each sale of shares under the Purchase Agreement to prepay a portion of the Bridge Note after it becomes convertible. The loan principal and accrued interest were paid in full prior to the note conversion date and for the fiscal year ended we recorded a discount expense of $16,200.

Likelihood of Accessing the Full Amount of the Equity Line

Notwithstanding that the Equity Line is in an amount of $5,000,000, we anticipate that the actual likelihood that we will be able access the full $5,000,000 may be low due to several factors, including that our ability to access the Equity Line is impacted by our average daily trading volume, the average computed sale price of of the shares for each put, which may limit the maximum dollar amount of each put we deliver to River North. Our use of the Equity Line will continue to be limited and restricted if our share trading volume or market price of our stock continue at their current levels or decrease further in the future from the volume and stock prices reported over the past year.

Further, our ability to issue shares in excess of the 25,000,000 shares covered by the registration statement will be subject to our filing a subsequent registration statement with the SEC and the SEC declaring it effective.

Preferred Stock Issuances

On August 1, 2014, the Company issued fifty-one (51) shares of Series B Preferred Stock to John F. Stapleton (the “Series B Stockholder”) for a purchase price equal to $1.00 per share. The offer and sale of such shares were not registered under the Securities Act of 1933, as amended (the “Securities Act”) at the time of sale, and therefore may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. For this issuance, the Company relied on the exemption from federal registration under Section 4(2) of the Securities Act and/or Rule 506 promulgated thereunder, based on the Company’s belief that the offer and sale of the shares has not and will not involve a public offering as the Series B Stockholder is an “accredited investor” as defined under Section 501 promulgated under the Securities Act and no general solicitation has been involved in the offering.

As a result of the voting rights of the Series B Preferred Stock, the Series B Stockholder holds in the aggregate approximately 51% of the total voting power of all issued and outstanding voting capital of the Company solely with respect to matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent and relate to the Company’s capitalization (including, without limitation, increasing and/or decreasing the number of authorized shares of common stock and/or preferred stock, and implementing forward and/or reverse stock splits) and changes in the Company’s name. The Series B Stockholder does not otherwise have the right under the Certificate of Designation to vote on matters brought before the Company’s stockholders. The Company’s Board of Directors believes that the issuance of the Series B Preferred Stock to the Series B Stockholder will facilitate the Company’s ability to manage its affairs with respect to the limited matters on which the Series B Stockholder is entitled to vote.

During the fiscal year ended September 30, 2016, the Company did not issue any shares of preferred stock.

Common Stock Issuances

During the fiscal year ended September 30, 2016, the Company:

(i)	Issued 7,272,728 shares of restricted common stock with a fair value of $402,673, in settlement of two notes payable and accrued interest valued of $307,982, resulting in a loss of $94,691;

(ii)	Issued an aggregate of 26,826,842 shares of restricted stock and S-8 common stock to our contract miners at a fair value of $1,508,556, recognized as a payment of $103,626 for accrued mining cost, $177,999 for services, $1,185,396 for the mining of inventory, and a prepayment of $41,534 for services and issued an aggregate of 700,00 shares of restricted stock and S-8 common stock for mining services valued at $37,100;

(iii)	Issued 15,847,974 shares of restricted common stock for the conversion of two convertible notes and accrued interest of $306,878;

(iv)	Issued to two lenders in connection with a loan extension, 75,000 shares each of restricted common stock with an aggregate value of $4,858 on the date of issuance;

(v)	Issued 10,000,000 shares of S-8 common stock pursuant to the terms of the January 5, 2016 agreement with Logistica and valued at $689,000;

(vi)	Issued 600,000 shares of restricted common stock and 3,391,820 shares of S-8 stock in connection with a value of $186,480 for the conversion accrued expenses of $217,550, resulting in a gain of $31,070;

(vii)	Issued 700,000 shares of restricted common stock and 1,794,777 shares of S-8 stock in connection with a value of $135,614 for the conversion of accrued compensation of $151,161 resulting in a gain of $15,547 that was recognized in equity;

(viii)	Issued 500,000 shares of restricted common stock to a creditor for carrying a significant balance. The market value of the shares issued was $36,000 and was classified as non-cash financing costs in the fiscal year ended September 30, 2016; and

(ix)	Issued 13,072,636 shares of common stock under the 2016 Purchase Agreement with River North for aggregate cash proceeds of $871,679.

The issuance of the restricted common shares during our fiscal year 2016, were exempt from the registration requirements of the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof because such issuance did not involve a public offering.

During the fiscal year ended September 30, 2015, the Company:

(i)	Issued 400,000 shares of restricted common stock, as provided for in two loan agreements entered into in February 2015. The relative fair value of the stock was determined to be $21,211 and was accounted for as a discount to the loans and will be amortized over the life of the loans;

(ii)	Issued 3,000,000 shares of restricted common stock, as provided for in a working capital loan entered into in April 2015. The relative fair value of the stock was determined to be $98,349 and was accounted for as a discount to the loans and will be amortized over the life of the loans;

(iii)	Issued 500,000 shares of restricted common stock to a creditor for carrying a significant balance. The market value of the shares issued was $67,550 and was classified as non-cash financing costs in the fiscal year ended September 30, 2015;

(iv)	Issued 2,000,000 shares of S-8 common stock as consideration for a commitment consulting fee to a six month mining agreement. The market value of the shares issued was $170,000;

(v)	Issued 849,805 shares of restricted common stock in connection with a conversion accrued compensation valued at $53,534; and

(vi)	Issued 594,318 shares of common stock under the 2014 Agreement with Southridge for cash proceeds of $50,000.

The issuance of the restricted common shares during our fiscal year 2015, were exempt from the registration requirements of the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof because such issuance did not involve a public offering.

Warrants

During the fiscal year ended September 30, 2016, the Company:

(i)	Issued to an investor in consideration of the extension of the 2014 note, the Company amended the common stock purchase warrant to purchase 4,714,286 shares (subject to adjustment) of our common stock at an exercise price of $0.07 per share. The warrant is a fully vested three-year warrant. The note was mutually extended from July 17, 2015 to January 17, 2016. The warrant dated October 17, 2014 was cancelled. On January 19, 2016, the amended 2014 Note was extended from January 17, 2016 to September 19, 2016. In consideration of the extension, we issued to the investor a fully vested three year common stock purchase warrant to purchase 471,429 shares (subject to adjustment) of common stock of the Company at an exercise price of $0.051 per share, the closing price on the date of the agreed extension agreement. . The fair value of the warrants was determined to be $16,775 using Black-Scholes option price model and was expensed during the three months ended March 31, 2016.

During the fiscal year ended September 30, 2015, the Company:

(i)	Issued to an investor 735,294 three-year fully vested warrants at an exercise price of $0.17 per share as related to the $500,000 2014 Note. The relative fair value of the warrants was determined to be $73,053 using the Black-Scholes option pricing model and was recorded as a discount to the 2014 Note and is being amortized to interest expense over the expected life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortization expense of $73,053 was recognized and the unamortized discount was $0 as of September 30, 2015.

(ii)	Issued 147,058 three-year fully vested warrants at an exercise price of $0.17 per share as placement fees related to the $500,000 2014 Note. The fair value of the warrants was determined to be $17,111 using the Black-Scholes option pricing model and was recorded as deferred financing costs to be amortized over the expected life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortization expense of $17,111 was recognized and the unamortized deferred financing costs balance was $0 as of September 30, 2015.

(iii)	Issued to an investor 4,714,286 three-year fully vested warrants at an exercise price of $0.07 per share as related to the amended $500,000 2014 Note on August 18, 2015. The prior issued warrants aggregating 735,294 were cancelled under the terms of the amendment. The relative fair value of the amended warrants was determined to be $220,703 using the Black-Scholes option pricing model and was recorded as loss on debt extinguishment.

Options

Aggregate options expense recognized was $31,206 and $525,703 for the fiscal years ended September 30, 2016 and 2015, respectively related to the option grants described below. As of September 30, 2016 there was no unamortized option expense.

During the fiscal year ended September 30, 2016, the Company:

(i)	The Company granted to three new directors, each 250,000 ten-year fully vested stock options. The aggregate relative fair value of the options was determined to be $31,206 using the Black-Scholes option pricing model on the dates of grant and was expensed in the current fiscal year.

During the fiscal year ended September 30, 2015, the Company:

(i)	Granted, pursuant to the 2005 Stock Incentive Plan, (a) to two directors of the Company each a ten-year stock option to purchase 500,000 shares of the Company’s common stock, (b) to two directors of the Company each a ten-year stock option to purchase 250,000 shares of the Company’s common stock, and (c) to the controller a ten-year stock option to purchase 250,000 shares of the Company’s common stock, all of which vested immediately, at an exercise price of $0.15 per share. The fair value of the options was determined to be $218,471 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2015.

(ii)	Granted to a consultant a ten-year stock option to purchase an aggregate of 500,000 shares of the Company’s common stock at an exercise price of $0.15 per share with the options vesting on the date of grant. The fair value of the options was determined to be $73,158 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2015.

(iii)	Granted to a consultant a ten-year stock option to purchase an aggregate of 1,500,000 shares of the Company’s common stock at an exercise price of $0.15 per share with the options vesting equally over a nine-month period from the date of the grant. The fair value of the options was determined to be $219,473 using the Black-Scholes option pricing model and $219,473 was expensed as warrant and option costs during the fiscal year ended September 30, 2015.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of its option awards and warrants. The following table summarizes the significant assumptions used in the model during the years ended September 30, 2016 and 2015:

Year Ended September 30, 2016:
Exercise prices	$0.02 - $0.17
Expected volatilities	105.11% - 139.77%
Risk free interest rates	10.51% - 1.68%
Expected terms	1.3 – 5.0 years
Expected dividends	—

Year Ended September 30, 2015:
Exercise prices	$0.07 - $0.17
Expected volatilities	115.01% - 139.28%
Risk free interest rates	0.79% - 2.36%
Expected terms	3.0 – 10.0 years
Expected dividends	—

Stock option activity, both within and outside the 2005 Stock Incentive Plan and warrant activity, for the fiscal years ended September 30, 2016 or 2015, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2014	7,900,000	$0.38	—	$0.09
Granted	3,750,000	0.15	5,596,638	0.17
Canceled	(312,500)	0.35	(735,294)	—
Expired	(950,000)	0.56	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2015	10,387,500	$0.30	4,861,344	$0.07
Granted	750,000	0.051	471,429	0.051
Canceled	—	—	—	—
Expired	—	—	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2016	11,137,500	$0.264	5,332,773	$0.071

Exercisable at September 30, 2016	11,137,500	$0.264	5,332,773	$0.071

The range of exercise prices and remaining weighted average life of the options outstanding at September 30, 2016 were $0.042 to $1.02 and 4.87 years, respectively. The aggregate intrinsic value of the outstanding options at September 30, 2016 was $28,175.

The range of exercise prices and remaining weighted average life of the warrants outstanding at September 30, 2016 were $0.051 to $0.17and 1.9 years, respectively. The aggregate intrinsic value of the outstanding warrants at September 30, 2016 was $106,967.

During the fiscal year 2015 our 2005 Plan expired. On October 8, 2015, the Board of Directors of the Company approved the El Capitan Precious Metals, Inc. 2015 Equity Incentive Plan (the “2015 Plan”). As of September 30, 2016, 50,000,000 shares of the Company’s Common Stock were authorized for issuance under the 2015 Plan. See Note 11.